State Farm Small Cap Equity Index Fund
SMALL CAP EQUITY INDEX FUND
Investment Objective:
The Small Cap Equity Index Fund (the “Fund”) seeks to match performance of the Russell 2000® Small Stock Index (the “Russell 2000’) by investing in some of the stocks found in the Russell 2000.
What are the costs of investing in the Fund?
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	State Farm Small Cap Equity Index Fund
Management Fees	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	0.57%

Expense Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
State Farm Small Cap Equity Index Fund	58	183	318	714

The example does not reflect additional charges and expenses that are described in the prospectuses for the variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. If those charges and expenses were included, the expenses would be higher.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
The Fund attempts to remain as fully invested as practicable in a pool of stocks and other equity securities that comprise the Russell 2000 in a manner that is expected to approximate the performance of the benchmark index. Under normal operating conditions, the Fund seeks to invest at least 90% of its net assets in stocks that are represented in the Russell 2000 and will at all times invest a substantial portion of its total assets in such stocks.
Principal Risks of Investing in the Fund
               The Fund invests primarily in stocks of issuers that represent the Russell 2000. Prices of stocks on the Russell 2000 may and frequently do fluctuate widely over short or extended periods in response to company, market, or economic news or events. Stock markets also tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. Periods of falling stock prices are likely to adversely affect the Fund’s net asset value, yield and total return.

               In addition, there are risks associated with investing in smaller capitalized companies, like those in the Russell 2000. The stocks of small issuers are often more volatile than the stock of larger companies.

               An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You can lose money by investing in the Fund.

               You may want to consider investing in the Fund if you:
  can tolerate the price fluctuations and volatility that are inherent in investing in a small cap stock mutual fund want to invest in stocks, but with an indexing approach
  want to diversify your investments
  are seeking funds for the growth portion of an asset allocation program are investing for retirement or other goals that are many years in the future
               You may not want to invest in the Fund if you:
  are investing with a shorter investment time horizon in mind are seeking income rather than capital gains
  are uncomfortable with an investment whose value is likely to vary substantially

Investment Results
               The following bar chart and table illustrate certain risks of investing in the Fund by showing changes in the Fund’s performance from year to year. This information is intended to help you assess the variability of the Fund’s returns over the periods listed to a measure of market performance (and consequently, the potential returns and risks of an investment in the Fund).

The Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Annual Total Returns For Calendar Years

The Fund’s best and worst quarters during the periods in the bar chart were: Best quarter: 22.85% during the second quarter of 2003. Worst quarter: -26.13% during the fourth quarter of 2008.
The following table shows the Average Annual Total Returns on an investment in the Fund compared to changes in the Russell 2000 for the 1, 5 and 10-year periods ended 12/31/2011. The Russell 2000® Small Stock Index tracks the common stock performance of the 2,000 smallest U.S. companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000® Index. Unlike an investment in the Small Cap Equity Index Fund, returns of the Russell 2000 do not reflect expenses of investing.
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	1 Year	5 Year	10 Year
State Farm Small Cap Equity Index Fund	(4.53%)	(0.37%)	5.10%
Russell 2000 (Returns reflect no deduction for fees, expenses or taxes.) State Farm Small Cap Equity Index Fund	(4.18%)	0.15%	5.62%